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                                                As filed pursuant to Rule 497(e)
                                                under the Securities Act of 1940
                                                Registration No. 333-63511




                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                         VARIABLE ANNUITY ACCOUNT SEVEN
                    SUPPLEMENT TO THE POLARIS PLUS PROSPECTUS
                             DATED SEPTEMBER 1, 2000

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As of January 31, 2001, the following replaces the DOLLAR COST AVERAGING section of the Profile and becomes the paragraph directly before the sub-heading Confirmations and Quarterly Statements:

     "DOLLAR COST AVERAGING: If selected by you and allowed by any applicable plan, this program allows you to invest gradually in the variable portfolios from any of the other variable portfolios, the 1-year MVA fixed account option, and under certain circumstances the 6-month or the 1-year DCA fixed account options.

As of January 31, 2001, the following is deleted from the first sentence of the first paragraph of the DOLLAR COST AVERAGING ("DCA") section of the Prospectus on page 11:

     "or the non-DCA fixed account options"

As of January 31, 2001, the following is deleted from the second sentence of the second paragraph of the DOLLAR COST AVERAGING ("DCA") section of the Prospectus on page 11.

     "or the non-DCA fixed accounts"

Effective December 29, 2000, the Cash Management Portfolio manager changed from SunAmerica Asset Management Inc. to Banc of America Capital Management Inc. This change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies. All references in the Prospectus and the Statement of Additional Information to the Cash Management Portfolio manager shall be changed to Banc of America Capital Management Inc. Furthermore, the Investment Management fees will be unchanged at .53% of average net assets after reimbursement or waiver of expenses for the Trust's fiscal year ended January 31, 2000.




Date:    December 29, 2000



                Please keep this supplement with your Prospectus.